UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Haverford Quality Growth Stock Fund

Semi-Annual Report April 30, 2012

HAVERFORD

QUALITY INVESTING

Investment Adviser:

Haverford Financial Services, Inc.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2012

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2012 (Unaudited)

Dear Fellow Shareholders,

We are pleased to send you the Semi-Annual Report for the Haverford Quality Growth Stock Fund for the six month period ending April 30, 2012. The report contains information on the holdings of the Fund, along with financial highlights and Statement of Operations. During the past six months the Haverford Quality Growth Stock Fund returned 10.40%, while the Standard and Poor’s 500 index increased 12.77%. The stock market has staged an impressive advance from last summer’s near bear market decline. The Fund’s underperformance was due in part to being underweight the top-performing Consumer Discretionary sector and to the market favoring lower quality stocks. We continue to believe that owning a diversified portfolio of the highest quality companies provides the best risk adjusted returns over a full market cycle.

The economy is almost three years removed from its recessionary trough. We believe the economy remains in a sustainable, albeit below average, expansion. Financial deleveraging, both by the consumer and the banking system, is the primary reason for the sluggish growth. The good news is the U.S. financial system is much more sound today than before the crisis. On the other hand, Europe’s struggle between monetary union and fiscal division remains a major stumbling block to global economic health. Fiscal uncertainty surrounding the tax code in 2013 and the increase in regulatory costs is also helping to temper growth in the US. We do not expect any fix to the “fiscal cliff” prior to the November elections. We also believe it will be political suicide for both parties to allow the January 1st tax hikes and spending cuts to occur if no congressional action is taken. Against this back drop, monetary policy should remain extraordinarily accommodative, which means interest rates will likely stay very low throughout this year and next.

The fundamental case for the equity markets remains positive. The economy is expanding not contracting, corporate profits are rising not falling, balance sheets are healthy with record levels of cash, and valuations are attractive. The S&P 500 sells for 13 times this year’s earnings, well below the historical 16.5 times average. Furthermore given the low level of interest rates the stock market’s valuation looks cheap. In a sign of confidence, corporations are returning money to shareholders in the form of increased share buybacks and dividend raises. This action bodes well for future returns.

At this phase of the economic expansion, we anticipate incrementally adding to our defensive companies while paring-back and taking profits in economically cyclical companies. A recent example was our sale of Air Products, an industrial gas company, and our purchase of Covidien, a healthcare medical supply company. As

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2012 (Unaudited)

always we will focus on high quality companies with the ability to grow earnings and dividends throughout the economic cycle.

Sincerely,

Henry B. Smith

Chief Investment Officer

Haverford Financial Services, Inc.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-301-7212 or visit our website at www.haverfordfunds.com.

This material represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of Comparative Index

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock’s weight in the index proportionate to its market value.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2012 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.5%
	Shares	Value
CONSUMER DISCRETIONARY — 9.9%
Johnson Controls	100,700	$3,219,379
McDonald’s	30,650	2,986,842
Walt Disney	81,000	3,491,910

		9,698,131

CONSUMER STAPLES — 12.2%
Coca-Cola	27,971	2,134,747
CVS Caremark	85,700	3,823,934
PepsiCo	50,500	3,333,000
Procter & Gamble	41,300	2,628,332

		11,920,013

ENERGY — 12.3%
Apache	27,500	2,638,350
Chevron	31,400	3,345,984
ConocoPhillips	33,000	2,363,790
Exxon Mobil	42,902	3,704,159

		12,052,283

FINANCIAL SERVICES — 17.5%
BlackRock, Cl A	16,300	3,122,754
JPMorgan Chase	75,500	3,244,990
MetLife	93,725	3,376,912
NYSE Euronext	116,800	3,007,600
Wells Fargo	128,630	4,300,101

		17,052,357

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 14.2%
Abbott Laboratories	45,000	$2,792,700
Becton Dickinson	34,700	2,722,215
Covidien	46,000	2,540,580
Johnson & Johnson	41,800	2,720,762
Novartis ADR	55,900	3,084,003

		13,860,260

INDUSTRIAL — 10.8%
Caterpillar	24,000	2,466,480
Eaton	54,100	2,606,538
Union Pacific	18,800	2,113,872
United Technologies	41,100	3,355,404

		10,542,294

INFORMATION SERVICES — 15.8%
Accenture, Cl A	49,000	3,182,550
Intel	87,800	2,493,520
International Business Machines	15,000	3,106,200
Microsoft	94,900	3,038,698
QUALCOMM	57,200	3,651,648

		15,472,616

MATERIALS — 3.8%
E.I. du Pont de Nemours	70,000	3,742,200

TOTAL COMMON STOCK (Cost $82,120,039)		94,340,154

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070% (A) (Cost $3,563,159)	3,563,159	3,563,159

TOTAL INVESTMENTS — 100.1% (Cost $85,683,198)		$97,903,313

Percentages are based on Net Assets of $97,767,542.
(A)	The rate reported is the 7-day effective yield as of April 30, 2012.
ADR	American Depositary Receipt
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2012 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $85,683,198)	$97,903,313
Dividends Receivable	110, 636
Receivable for Capital Shares Sold	70,602
Dividend Tax Reclaim Receivable	8,685
Prepaid Expenses	7,603

Total Assets	98,100,839

Liabilities:
Payable for Investment Securities Purchased	213,417
Payable due to Investment Adviser	54,711
Payable for Capital Shares Redeemed	13,500
Payable due to Administrator	9,552
Chief Compliance Officer Fees Payable	2,928
Payable due to Trustees	1,727
Other Accrued Expenses	37,462

Total Liabilities	333,297

Net Assets	$97,767,542

Net Assets Consist of:
Paid-in Capital	$87,142,995
Undistributed Net Investment Income	61,098
Accumulated Net Realized Loss on Investments	(1,656,666)
Net Unrealized Appreciation on Investments	12,220,115

Net Assets	$97,767,542

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	9,199,567

Net Asset Value, Offering and Redemption Price Per Share	$10.63

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND FOR
THE SIX MONTHS ENDED
APRIL 30, 2012 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends (Net of Foreign Taxes Withheld of $22,298)	$1,211,147

Total Income	1,211,147

Expenses:
Investment Advisory Fees	264,837
Administration Fees	52,887
Trustees’ Fees	4,794
Chief Compliance Officer Fees	4,733
Transfer Agent Fees	30,273
Legal Fees	20,034
Audit Fees	10,280
Printing Fees	9,945
Registration and Filing Fees	4,573
Custodian Fees	2,710
Other Expenses	5,628

Total Expenses	410,694
Less:
Advisory Waiver Recapture (Note 5)	30,637
Fees Paid Indirectly (Note 4)	(20)

Net Expenses	441,311

Net Investment Income	769,836

Net Realized Gain on Investments	363,038
Net Change in Unrealized Appreciation on Investments	7,476,299

Net Realized and Unrealized Gain on Investments	7,839,337

Net Increase in Net Assets Resulting from Operations	$8,609,173

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS
	November 1, 2011 to April 30, 2012 (Unaudited)	Year Ended October 31, 2011

Operations:
Net Investment Income	$769,836	$945,115
Net Realized Gain on Investments	363,038	1,400,211
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,476,299	(90,836)

Net Increase in Net Assets Resulting from Operations	8,609,173	2,254,490

Dividends and Distributions:
Net Investment Income	(762,614)	(922,668)

Total Dividends and Distributions	(762,614)	(922,668)

Capital Share Transactions:
Issued	16,306,902	37,942,139
In Lieu of Dividends and Distributions	693,938	882,954
Redeemed	(7,133,371)	(9,259,288)

Net Increase in Net Assets from Capital Share Transactions	9,867,469	29,565,805

Total Increase in Net Assets	17,714,028	30,897,627
Net Assets:
Beginning of Period	80,053,514	49,155,887

End of Period (Including Undistributed Net Investment Income of $61,098 and $53,876, respectively)	$97,767,542	$80,053,514

Share Transactions:
Issued	1,596,480	3,844,295
In Lieu of Dividends and Distributions	67,356	89,527
Redeemed	(706,873)	(929,204)

Net Increase in Shares Outstanding from Share Transactions	956,963	3,004,618

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	November 1, 2011 to April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.71		$9.38	$8.35	$8.07	$11.75	$10.94

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.13	0.13	0.14	0.13	0.10
Net Realized and Unrealized Gain (Loss)	0.92		0.33	1.02	0.28	(3.49)	0.95

Total from Investment Operations	1.01		0.46	1.15	0.42	(3.36)	1.05

Dividends and Distributions:
Net Investment Income	(0.09)		(0.13)	(0.12)	(0.14)	(0.12)	(0.10)
Net Realized Gains	—		—	—	—	(0.20)	(0.14)

Total Dividends and Distributions .	(0.09)		(0.13)	(0.12)	(0.14)	(0.32)	(0.24)

Net Asset Value, End of Period	$10.63		$9.71	$9.38	$8.35	$8.07	$11.75

Total Return**	10.40	%*	4.86%*	13.87%*	5.40%*	(29.25)%*	9.80%*

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$97,768		$80,054	$49,156	$20,366	$14,503	$24,644
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	1.00	%†	1.00%	1.00%	1.00%	1.02%	1.02%
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, and fees paid indirectly)	1.00	%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements, and fees paid indirectly)	1.00	%†	1.00%	1.44%	2.45%	1.97%	1.79%
Ratio of Net Investment Income to Average Net Assets	1.74	%†	1.33%	1.43%	1.81%	1.22%	0.94%
Portfolio Turnover Rate	9%		17%	28%	23%	30%	16%

(1)	Per share data calculated using average shares method.

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

†	Annualized

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2012

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 41 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund, a diversified fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund invests primarily (at least 80% of its net assets) in equity securities. The Fund focuses on U.S. listed common stocks with large market capitalizations that the Adviser believes are the quality companies with stock that offer the potential for future price appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2012

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2012

whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2012, all the investments for the Fund are Level 1. For details of investment classifications, reference the Schedule of Investments.

For the six months ended April 30, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2012, there were no Level 3 securities.

For the six months ended April 30, 2012, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 4 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2012

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 for the Fund, plus $15,000 for each additional class created, or 0.12% of the first $250 million, 0.10% of the next $250 million, and 0.08% of any amount above $500 million of the Fund’s average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2012, the Fund earned cash management credits of $20, which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as the custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2012

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Haverford Financial Services, Inc. (the “Adviser”), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.00% of the Fund’s average daily net assets. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operation expenses and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At April 30, 2012, pursuant to the above, the amount of previously waived and reimbursed fees for the Fund for which the Adviser may seek reimbursement was $277,626. For the six months ended April 30, 2012, the Adviser recaptured previously waived fees of $44,906.

6.	Investment Transactions:

For the six months ended April 30, 2012, the Fund made purchases of $15,542,347 and sales of $7,533,643 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

There were no permanent differences for the year ended October 31, 2011.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2012

The tax character of dividends and distributions paid during the years ending October 31, were as follows:

Ordinary Income
2011	$922,668
2010	481,502

As of October 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$53,878
Capital Loss Carryforwards	(1,976,235)
Unrealized Appreciation	4,700,345

Total Distributable Earnings	$2,777,988

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2011, the Fund had $340,549, $1,092,455 and $543,231 of capital loss carryforwards expiring in 2016, 2017, and 2018, respectively. During the year ended October 31, 2011 the Fund utilized $1,400,211 of capital loss carryforwards, to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2012, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$85,683,198	$13,890,374	$(1,670,259)	$12,220,115

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2012

8.	Other:

At April 30, 2012, 76% of total shares outstanding were held by one record shareholder. This shareholder was comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Recent Accounting Pronouncement:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,104.00	1.00%	$5.23
Hypothetical 5% Return	1,000.00	1,019.89	1.00	5.02

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

Haverford Quality Growth Stock Fund

P.O. Box 219745

Kansas City, MO 64121

866-301-7212

Adviser:

Haverford Financial Services, Inc.

Three Radnor Corporate Center, Suite 450

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

HIM-SA-001-0800

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012